SUBSEQUENT EVENTS (Details)	Feb. 17, 2021 asset	Feb. 04, 2020 $ / shares	Jan. 04, 2021 USD ($) $ / shares shares
BSREP I and BSREP II | Brookfield India Real Estate Trust
Disclosure of non-adjusting events after reporting period [line items]
Number of investment assets | asset	3
Proportion of ownership interest in subsidiary	54.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared | $ / shares		$ 0.3325
Annual dividends, per share, declared | $ / shares		$ 1.33
Major ordinary share transactions | Limited Partner Units | Brookfield Asset Management
Disclosure of non-adjusting events after reporting period [line items]
Proposal to acquire LP Units, percent			100.00%
Proposal to acquire LP units, price per share (in dollars per share) | $ / shares			$ 16.50
Proposal to acquire LP units, total value			$ 5,900,000,000
Proposal to acquire LP Units, optional shares of Brookfield to be issued | shares			0.4
Proposal to acquire LP Units, cash consideration			$ 16.50
Proposal to acquire LP Units, optional number of class A cumulative redeemable perpetual preferred units | shares			0.66
Proposal to acquire LP units, optional number of class A cumulative redeemable perpetual preferred units, liquidation preference amount (in dollars per unit) | $ / shares			$ 25.00
Proposal to acquire LP Units, Brookfield shares pro-ration, maximum amount			$ 59,500,000
Proposal to acquire LP Units, Brookfield shares pro-ration, maximum amount, percent of the total value of Units			42.00%
Proposal to acquire LP Units, cash shares pro-ration, maximum amount			$ 2,950,000,000
Proposal to acquire LP Units, cash shares pro-ration, maximum amount, percent of total value of Units			50.00%
Proposal to acquire LP Units, new preferred units shares pro-ration, maximum amount			$ 500,000,000
Proposal to acquire LP Units, new preferred units shares pro-ration, maximum amount, percent of total value of Units			8.00%
Proposal to acquire LP Units, new preferred units shares pro-ration, secondary threshold maximum amount			$ 1,000,000,000